Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 28,804,921	$ 22,262,390
Accumulated depreciation	(16,261,765)	(12,146,608)
Property and equipment, net	12,543,156	10,115,782
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	16,771,570	12,714,533
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	4,449,042	3,760,690
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	895,249	760,635
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	978,010	438,709
Computer software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,464,518	1,121,528
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4,246,532	$ 3,466,295